Offerings	Feb. 17, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.550% The Dow Chemical Co Notes Due February 15, 2031
Maximum Aggregate Offering Price	$ 4,954,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 684.15
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.450% The Dow Chemical Co Notes Due February 15, 2036
Maximum Aggregate Offering Price	$ 10,307,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,423.4
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.350% The Dow Chemical Co Notes Due February 15, 2056
Maximum Aggregate Offering Price	$ 5,555,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 767.15
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.